Warrants (Details) - USD ($)															1 Months Ended					3 Months Ended								6 Months Ended		12 Months Ended
	May 17, 2023	May 15, 2023	Feb. 28, 2023	Oct. 17, 2022	Oct. 12, 2022	Mar. 31, 2022	Mar. 22, 2022	Mar. 22, 2022	Jan. 28, 2022	Sep. 15, 2021	Sep. 13, 2021	Sep. 13, 2021	Feb. 12, 2021	Feb. 11, 2021	Oct. 18, 2022	Mar. 22, 2022	Jan. 28, 2022	Feb. 16, 2021	Jan. 24, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2023	Oct. 31, 2022	Mar. 15, 2022	Jun. 30, 2021
Warrants (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 4.78																$ 0.001		$ 0.001						$ 0.001		$ 0.001	$ 0.001				$ 0.001
Exercise price of warrants (in Dollars per share)																				$ 6,400,000								$ 6,400,000				$ 2,300,000
Warrant and rights outstanding, term																		5 years
Number of shares sold under offering														40,000
Number of securities called by warrants or rights (in shares)									657,402								657,402
Warrants exercised (in shares)									184,153								184,153
Assumptions, fair value of existing warrants per share (in Dollars per share)									$ 12								$ 12
Warrants forfeited							394,000									394,000
Warrants outstanding							232,675	232,675								232,675																		232,675
Preferred stock, par value (in Dollars per share)																				$ 0.001		$ 0.001						$ 0.001		$ 0.001	$ 0.001
Common shares issued for extinguishment of debt				83,682																	1,547,234		111,585	35,062	57,472	11,696	11,919
Net proceeds from the issuance of warrants (in Dollars)																												$ 1,409,000
Net proceeds from issuance of preferred stock (in Dollars)											$ 50,600,000																		46,906,000	$ 46,906,000	$ 50,585,000
Gain on fair value of warrant liability (in Dollars)																												71,000
Warrant [Member]
Warrants (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment (in shares)													200,000		2,310,990
Exercise price of warrants (in Dollars per share)															$ 0.001
Warrants exercised for common shares															930,990
Number of shares sold under offering															3,846,153
Percent of warrants forfeited upon redemption											75.00%	75.00%
Common Stock [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering					52,513
Common shares issued for extinguishment of debt																				7,349,420	1,547,234				57,472					287,802	23,615
Purchase Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Offering price (in Dollars per share)													$ 150		$ 5.85			$ 150.75	$ 116.25
Exercise price of warrants (in Dollars per share)													$ 150		5.85			$ 150.75	$ 116.25
Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering																						930,990
Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																						$ 0.001								$ 0.001			$ 0.001
Warrants exercised for common shares																						930,990								930,990			930,990
February 2021 Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Warrants exercised for common shares																															106,667
Warrant [Member]
Warrants (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment (in shares)																		132,670
Second February 2021 Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering																															92,670
Second February 2021 Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																															$ 0.08
Warrants exercised for common shares																															92,670
Existing Warrants [Member]
Warrants (Details) [Line Items]
Number of securities called by warrants or rights (in shares)									52,513								52,513
February 2023 Warrant Amendment [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering			324,918
Exercisable warrants per common share			0.33
Warrants not settleable in cash, fair value disclosure (in Dollars)			$ 600,000
September 2021 Warrants [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering			76,794																		324,918
Common shares issued for extinguishment of debt			232,675
March 2022 Warrants [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering			248,124																		324,918
Common shares issued for extinguishment of debt			751,867
May 2023 Warrant Issuance [Member]
Warrants (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment (in shares)		150,000,000
Registered Direct Offering [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering													93,334					40,000	77,334								210,668
Offering price (in Dollars per share)															$ 5.849
Number of shares sold under offering															253,112
Subscription price (in Dollars per share)											$ 920	$ 920
Original issuance discount percentage											8.00%	8.00%
Aggregate subscription value (in Dollars)											$ 54,100,000	$ 54,100,000
Number of securities called by warrants or rights (in shares)															3,846,153
Registered Direct Offering [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering													93,334		253,112			40,000	77,334
Common stock, par value (in Dollars per share)													$ 0.001						$ 0.001
Warrants to purchase shares of common stock after adjustment (in shares)																			258,065
Exercise price of warrants (in Dollars per share)															$ 0.001						$ 0.001
Number of shares sold under offering											626,667
Registered Direct Offering [Member] | Purchase Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Offering price (in Dollars per share)																			$ 116.25
Exercise price of warrants (in Dollars per share)																			$ 116.25
Registered Direct Offering [Member] | January 2021 Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																		$ 0.001
Registered Direct Offering [Member] | Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering																					1,380,000
Registered Direct Offering [Member] | Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Warrants exercised for common shares																					1,380,000
Registered Direct Offering [Member] | February 2021 Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment (in shares)													106,667
Offering price (in Dollars per share)													$ 149.93
Registered Direct Offering [Member] | February 2021 Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)													$ 0.08
Registered Direct Offering [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering											626,667
Registered Direct Offering [Member] | Second February 2021 Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment (in shares)																		92,670
Offering price (in Dollars per share)																		$ 150.68
Exercise price of warrants (in Dollars per share)																		$ 0.08
Securities Purchase Agreement [Member] | Common Stock [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering															253,112
Securities Purchase Agreement [Member] | January 2021 Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment (in shares)																			180,732
Offering price (in Dollars per share)																			$ 116.18
Exercisable warrants per common share																			1
Securities Purchase Agreement [Member] | January 2021 Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																			$ 0.08
Securities Purchase Agreement [Member] | Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Shares issued for cash / offering																															180,732
Securities Purchase Agreement [Member] | Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																															$ 0.08
Warrants exercised for common shares																															180,732
Securities Purchase Agreement [Member] | February 2021 Pre-Funded Warrants [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																															$ 0.08
Warrants exercised for common shares																															106,667
Warrant Purchase Agreement [Member] | May 2023 Warrant Issuance [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)		$ 1
Warrant and rights outstanding, term		1 year
Percent of lowest VWAP of common stock (as a percent)		90.00%
Percent of lowest VWAP of common stock (as a percent)		5 days
Minimum percent higher than prior trading day		10.00%
Maximum percentage ownership of purchaser		9.99%
Warrant Purchase Agreement [Member] | May 2023 Warrant Issuance [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment (in shares)	150,000,000
Exercise price of warrants (in Dollars per share)		$ 0.01
Exercisable warrants per common share		1
Net proceeds from the issuance of warrants (in Dollars)	$ 1,500,000																											1,500,000
Proceeds from the issuance of warrants (in Dollars)	$ 1,400,000
Net proceeds from issuance of preferred stock (in Dollars)																												1,480,000
Interest costs (in Dollars)																								$ 20,000					$ 20,000
Warrant Purchase Agreement [Member] | May 2023 Warrant Issuance [Member] | Maximum [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)		$ 0.26
Warrant Purchase Agreement [Member] | May 2023 Warrant Issuance [Member] | Minimum [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)		$ 0.1
Series 7 Convertible Preferred Stock [Member]
Warrants (Details) [Line Items]
Exercise price of warrants (in Dollars per share)											$ 0.001	$ 0.001
Series 7 Preferred redeemed for cash							49,250			49,250						49,250
Preferred shares redeemed, cash consideration (in Dollars)						$ 49,300,000	$ 49,300,000			$ 49,300,000						$ 49,300,000									$ 49,300,000
Net proceeds from issuance of preferred stock (in Dollars)												$ 50,600,000
Series 7 Convertible Preferred Stock [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Percent of warrants forfeited upon redemption							75.00%	75.00%								75.00%																		75.00%
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering											58,750
Aggregate subscription value (in Dollars)											$ 54,100,000	$ 54,100,000
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering												626,667
Common Stock [Member] | May 2023 Warrant Issuance [Member]
Warrants (Details) [Line Items]
Percent of lowest VWAP of common stock (as a percent)		5 days
Common Stock [Member] | Registered Direct Offering [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering											626,667
Common Stock [Member] | Warrant Purchase Agreement [Member] | May 2023 Warrant Issuance [Member]
Warrants (Details) [Line Items]
Percent of lowest VWAP of common stock (as a percent)		5 years
Series 8 Convertible Preferred Stock [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering							1,503,726	1,503,726
Subscription price (in Dollars per share)							$ 940	$ 940								$ 940
Original issuance discount percentage							6.00%	6.00%								6.00%
Aggregate subscription value (in Dollars)							$ 50,000,000	$ 50,000,000								$ 50,000,000
Series 7 Preferred redeemed for cash																53,197.72						53,197.72
Preferred shares redeemed, cash consideration (in Dollars)																$ 53,200,000						$ 53,200,000
Warrants forfeited																751,841						751,841
Preferred stock, shares authorized							53,197.7234	53,197.7234								53,197.7234
Preferred stock, par value (in Dollars per share)							$ 0.001	$ 0.001								$ 0.001
Net proceeds from issuance of preferred stock (in Dollars)							$ 46,900,000	$ 46,900,000								$ 46,900,000
Series 8 Convertible Preferred Stock [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Percent of warrants forfeited upon redemption							50.00%	50.00%								50.00%
Series 8 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Warrants (Details) [Line Items]
Number of shares sold under offering								1,503,726								1,503,726
Subscription price (in Dollars per share)							$ 940	$ 940								$ 940
Original issuance discount percentage							6.00%	6.00%								6.00%
Aggregate subscription value (in Dollars)							$ 50,000,000	$ 50,000,000								$ 50,000,000
Preferred stock, shares authorized							53,197.7234	53,197.7234								53,197.7234
Preferred stock, par value (in Dollars per share)							$ 0.001	$ 0.001								$ 0.001
Warrant [Member] | Warrant Purchase Agreement [Member] | May 2023 Warrant Issuance [Member]
Warrants (Details) [Line Items]
Gain on fair value of warrant liability (in Dollars)		$ 71,250																		$ 71,250								$ 71,250